Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum lease payments for each of the next five years and thereafter, under all non-cancelable operating leases, are as follows:

Year ending June 30	(RMB’000)	(US$’000)

2013	98,951	15,576
2014	75,533	11,889
2015	60,796	9,570
2016	44,999	7,083
2017	33,886	5,334
Thereafter	117,858	18,552
	432,023	68,004

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]

Commitment for capital expenditure

Year ending June 30	(RMB’000)	(US$’000)

2013 (i)	16,771	2,640
2014 (ii)	9,623	1,515
	26,394	4,155

(i)	The Company is constructing a seeds drying plant in Xinjiang province in the PRC. The related committed capital expenditure commitment is approximately RMB10.0 million in year 2013.

(ii)	The Company has committed to buy land as part of its purchase of the Corson Grain business. The property is to be purchased for RMB9.0 million (US$1.4 million) in November 2013.